UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/13 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2013

Shares		Value
COMMON STOCKS (97.3%)
	CONSUMER DISCRETIONARY (17.8%)
5,000	AutoZone, Inc. *	$1,983,850
34,000	Coach, Inc.	1,699,660
60,000	Comcast Corp. Class A	2,377,200
44,000	DIRECTV *	2,490,840
47,000	Las Vegas Sands Corp.	2,648,450
24,000	McDonald’s Corp.	2,392,560
40,000	NIKE, Inc. Class B	2,360,400
3,500	Priceline.com, Inc. *	2,407,755
6,000	Ralph Lauren Corp.	1,015,419
49,000	Starbucks Corp.	2,791,040
36,000	Target Corp.	2,464,200
50,000	TJX Companies, Inc. (The)	2,337,500
39,000	Viacom, Inc. Class B	2,401,230
41,000	Walt Disney Co. (The)	2,328,800
31,000	Yum! Brands, Inc.	2,230,140
		33,929,044
	CONSUMER STAPLES (4.4%)
24,000	Costco Wholesale Corp.	2,546,640
20,000	CVS Caremark Corp.	1,099,800
46,000	General Mills, Inc.	2,268,260
31,000	PepsiCo, Inc.	2,452,410
		8,367,110

	ENERGY (6.9%)
16,000	Chevron Corp.	1,901,120
41,000	Enterprise Products Partners L.P.	2,471,890
17,000	EOG Resources, Inc.	2,177,190
26,000	Exxon Mobil Corp.	2,342,860
28,000	Schlumberger Ltd.	2,096,920
45,000	TransCanada Corp. (1)	2,155,050
		13,145,030

	FINANCIALS (6.5%)
10,000	American Tower Corp. REIT	768,104
9,000	BlackRock, Inc.	2,311,920
37,000	Capital One Financial Corp.	2,033,150
48,000	JPMorgan Chase & Co.	2,278,080
21,700	M&T Bank Corp. (1)	2,238,572
82,000	U.S. Bancorp	2,782,260
		12,412,086

	HEALTH CARE (14.8%)
24,000	Actavis, Inc. *	2,210,640
22,000	Allergan, Inc.	2,455,860
25,000	Amgen, Inc.	2,562,750
13,500	Biogen Idec, Inc. *	2,604,285
58,000	Bristol-Myers Squibb Co.	2,389,020
40,000	Express Scripts Holding Co. *	2,306,000
58,000	Gilead Sciences, Inc. *	2,837,940
21,000	McKesson Corp.	2,267,160
28,000	Novartis AG ADR	1,994,720
15,000	Novo Nordisk A/S ADR	2,422,500
24,500	Thermo Fisher Scientific, Inc.	1,874,005
41,000	UnitedHealth Group, Inc.	2,345,610
		28,270,490

Shares		Value
	INDUSTRIALS (11.4%)
40,000	ADT Corp. (The)	$1,957,600
24,000	Boeing Co. (The)	2,060,400
25,000	Canadian National Railway Co.	2,507,500
39,000	Danaher Corp.	2,423,850
53,085	Expeditors International of
	Washington, Inc.	1,895,665
21,000	FedEx Corp.	2,062,200
12,000	Precision Castparts Corp.	2,275,440
40,000	Tyco International Ltd.	1,280,000
21,000	Union Pacific Corp.	2,990,610
25,000	United Technologies Corp.	2,335,750
		21,789,015
	INFORMATION TECHNOLOGY (24.0%)
34,000	Accenture PLC Class A	2,582,980
6,500	Apple, Inc.	2,877,095
49,700	ARM Holdings PLC ADR	2,105,789
19,000	Baidu, Inc. ADR *	1,666,300
36,000	Check Point Software
	Technologies Ltd. * (1)	1,691,640
26,000	Citrix Systems, Inc. *	1,876,160
29,000	Cognizant Technology Solutions
	Corp. Class A *	2,221,690
40,000	eBay, Inc. *	2,168,800
95,000	EMC Corp. *	2,269,550
3,700	Google, Inc. Class A *	2,937,911
91,000	Intel Corp.	1,988,350
13,000	International Business Machines
	Corp.	2,772,900
33,900	Intuit, Inc.	2,225,535
36,071	Motorola Solutions, Inc.	2,309,626
64,000	Oracle Corp.	2,069,760
36,000	QUALCOMM, Inc.	2,410,200
29,900	SAP AG ADR (1)	2,408,146
15,000	Teradata Corp. *	877,650
55,000	Texas Instruments, Inc.	1,951,400
15,000	Visa, Inc. Class A	2,547,600
24,000	VMware, Inc. Class A *	1,893,120
		45,852,202
	MATERIALS (8.2%)
20,000	Air Products & Chemicals, Inc.	1,742,400
26,000	BHP Billiton Ltd. ADR (1)	1,779,180
40,000	E.I. du Pont de Nemours & Co.	1,966,400
30,000	Ecolab, Inc.	2,405,400
22,000	Monsanto Co.	2,323,860
46,000	Potash Corporation of
	Saskatchewan, Inc.	1,805,500
16,000	Praxair, Inc.	1,784,640
116,000	Yamana Gold, Inc. (1)	1,780,600
		15,587,980
	TELECOMMUNICATION SERVICES (2.2%)
92,000	America Movil SAB de C.V. Series
	L, ADR	1,928,320
50,000	BCE, Inc.	2,334,500
		4,262,820
	UTILITIES (1.1%)
28,333	Duke Energy Corp.	2,056,693

1

Value Line Larger Companies Fund, Inc.

March 31, 2013

Shares		Value
	TOTAL COMMON STOCKS
	(Cost $126,720,564) (97.3%)	$185,672,470

Principal Amount		Value
SHORT-TERM INVESTMENTS (9.6%)
	REPURCHASE AGREEMENTS (4.2%)
$8,100,000	With Morgan Stanley, 0.15%, dated 03/28/13, due 04/01/13, delivery value $8,100,135, (collateralized by $7,330,000 U.S. Treasury Notes 3.125% due 05/15/21, with a value of $8,348,401)	8,100,000

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.4%)

	JOINT REPURCHASE AGREEMENTS (5.4%)
2,598,529	Joint Repurchase Agreement with Morgan Stanley, 0.17%, dated 03/28/13, due 04/01/13, delivery value $2,598,578 (collateralized by $2,650,506 U.S. Treasury Note 2.500% due 03/31/15, with a value of $2,619,686)	2,598,529
4,738,493	Joint Repurchase Agreement with Barclays, 0.15%, dated 03/28/13, due 04/01/13, delivery value $4,738,572 (collateralized by $4,833,265 U.S. Treasury Note 0.500% due 07/31/17, with a value of $4,829,510)	4,738,493
3,057,092	Joint Repurchase Agreement with Credit Suisse First Boston, 0.18%, dated 03/28/13, due 04/01/13, delivery value $3,057,153 (collateralized by $3,118,311 U.S. Treasury Note 0.625% due 09/30/17, with a value of $3,108,744)	3,057,092
		10,394,114
	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $10,394,114) (5.4%)	10,394,114
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,494,114) (9.6%)	18,494,114

Principal Amount		Value
	TOTAL INVESTMENT SECURITIES (106.9%) (Cost $145,214,678)	$204,166,584
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.9%)		(13,240,028)
NET ASSETS (2) (100%)		$190,926,556
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($190,926,556 ÷ 8,934,695 shares outstanding)		$21.37

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2013, the market value of the securities on loan was $9,791,964.
(2)
For federal income tax purposes, the aggregate cost was $145,214,678, aggregate gross unrealized appreciation was $61,085,500, aggregate gross unrealized depreciation was $2,133,594 and the net unrealized appreciation was $58,951,906.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$185,672,470	$0	$0	$185,672,470
Short-Term Investments	0	18,494,114	0	18,494,114
Total Investments in Securities	$185,672,470	$18,494,114	$0	$204,166,584

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2013